RELATED PARTIES - Assets/Liabilities (Details) - USD ($) $ in Millions	Dec. 31, 2017	Dec. 31, 2016	Dec. 31, 2015
Disclosure of transactions between related parties [line items]
Participating loan interests	$ 517	$ 471
Net (payables)/receivables within equity accounted investments	19,761	16,844	$ 17,638
Loans and notes payable and other liabilities	(918)	(1,011)
Capital securities held by Brookfield Asset Management	(4,165)	(4,171)
Preferred shares held by Brookfield Asset Management	(15)	(15)
Brookfield Asset Management
Disclosure of transactions between related parties [line items]
Loans and notes receivable	96	46
Deposit and promissory note from Brookfield Asset Management	(633)	(500)
Brookfield Asset Management
Disclosure of transactions between related parties [line items]
Loans and notes receivable	96	46
Affiliated entities
Disclosure of transactions between related parties [line items]
Participating loan interests	517	471
Net (payables)/receivables within equity accounted investments	(49)	110
Receivables and other assets	11	71
Property-specific obligations	(415)	(323)
Loans and notes payable and other liabilities	(156)	(136)
Capital securities held by Brookfield Asset Management	(1,250)	(1,250)
Preferred shares held by Brookfield Asset Management	$ (15)	$ (15)